Organization and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Organization and Summary of Significant Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the reconciliation of the numerator and denominator used in the computation of basic and diluted net income (loss) per common share for the three and six months ended June 30, 2014 and 2013:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands, except per share amounts)	2014	2013	2014	2013
Numerator:
Net income (loss) used for basic earnings per share	$(842)	$5,064	$(2,646)	$11,065
Less change in fair value of warrant liability	—	5,362	—	2,317
Net (loss) income used for diluted earnings per share	$(842)	$(298)	$(2,646)	$8,748
Denominator:
Basic weighted-average outstanding common shares	88,998	82,527	88,964	80,403
Effect of dilutive potential common shares resulting from options	—	—	—	1,226
Effect of dilutive potential common shares resulting from warrants	—	32	—	4,642
Weighted-average shares outstanding—diluted	88,998	82,559	88,964	86,271
Net income (loss) per common share:
Basic	$(0.01)	$0.06	$(0.03)	$0.14
Diluted	$(0.01)	$0.00	$(0.03)	$0.10

The following table sets forth the reconciliation of the numerator and denominator used in the computation of basic and diluted net income (loss) per common share for the years ended December 31, 2013, 2012 and 2011:

	Years ended December 31,
(in thousands, except per share amounts)	2013	2012	2011
Numerator:
Net income (loss) used for basic earnings per share	$9,711	$(15,180)	$(15,203)
Less change in fair value of warrant liability	1,737	—	1,862
Net (loss) income used for diluted earnings per share	$7,974	$(15,180)	$(17,065)
Denominator:
Basic weighted-average outstanding common shares	82,099	66,509	59,234
Effect of dilutive potential common shares resulting from options	493	—	906
Effect of dilutive potential common shares resulting from warrants	67	—	162
Weighted-average shares outstanding—diluted	82,659	66,509	60,392
Net income (loss) per common share:
Basic	$0.12	$(0.23)	$(0.26)
Diluted	$0.10	$(0.23)	$(0.28)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The table below presents common shares underlying stock options and warrants that are excluded from the calculation of the weighted average number of common shares outstanding used for the calculation of diluted net income (loss) per common share. These are excluded from the calculation due to their anti-dilutive effect for the three and six months ended June 30, 2014 and 2013:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2014	2013	2014	2013
Weighted-average anti-dilutive common shares resulting from options	6,485	3,302	7,077	1,175
Weighted-average anti-dilutive common shares resulting from warrants	4,110	1,334	3,967	23
	10,595	4,636	11,044	1,198

The table below presents common shares underlying stock options and warrants that are excluded from the calculation of the weighted average number of shares of common stock outstanding used for the calculation of diluted net income (loss) per common share. These are excluded from the calculation due to their anti-dilutive effect for the years ended December 31, 2013, 2012 and 2011:

	Years ended December 31,
(in thousands)	2013	2012	2011
Weighted-average anti-dilutive common shares resulting from options	2,628	4,213	2,399
Weighted-average anti-dilutive common shares resulting from warrants	675	3,011	1,841
	3,303	7,224	4,240

Fair Value of Warrant Liability [Table Text Block]
As a result of the fair value adjustment of the warrant liabilities, we recorded a non-cash loss on an increase in the fair value of $0.3 million and $1.1 million for the three and six months ended June 30, 2014, respectively, in our Condensed Statements of Operations and Comprehensive Income (Loss). See Note 8, “Warrant Liability” for further discussion on the calculation of the fair value of the warrant liabilities.

(in thousands)	Warrant Liability
Total warrant liability at December 31, 2013	$1,817
Adjustment to record warrants at fair value	1,148
Total warrant liability at June 30, 2014	$2,965

The following table rolls forward the fair value of the Company’s warrant liability, the fair value of which is determined by Level 3 inputs for the years ended December 31, 2013 and 2012 (in thousands):

	December 31,
	2013	2012
Fair value, beginning of period	$8,240	$3,611
Issuance of warrants	—	2,863
Exercise of warrants	(4,686)	—
Change in fair value	(1,737)	1,766
Fair value, end of period	$1,817	$8,240